Investment Objectives and Goals - Volumetric Fund	Apr. 28, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVES / GOALS
Objective, Primary [Text Block]	Volumetric Fund Inc.’s (the “Fund”) investment objective is capital growth. Its secondary objective is downside protection.